Shareholder Report, Holdings (Details)	Feb. 28, 2026
Select Wireless Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Select Wireless Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Select Wireless Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Select Wireless Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Select Wireless Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Select Wireless Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Select Wireless Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Wireless Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Select Wireless Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Select Wireless Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Select Wireless Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Select Wireless Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Select Wireless Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Select Wireless Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Select Wireless Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Select Wireless Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Select Wireless Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Select Wireless Portfolio | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Select Wireless Portfolio | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Select Wireless Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	78.20%
Select Wireless Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Select Wireless Portfolio | Finland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Select Wireless Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Select Wireless Portfolio | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Select Wireless Portfolio | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Select Wireless Portfolio | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Select Wireless Portfolio | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Select Wireless Portfolio | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Select Wireless Portfolio | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Select Wireless Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Select Wireless Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Select Utilities Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Select Utilities Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Select Utilities Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Select Utilities Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Select Utilities Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Select Utilities Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Select Utilities Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Utilities Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Select Utilities Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Select Utilities Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Select Utilities Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	68.40%
Select Utilities Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Select Utilities Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Select Utilities Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Select Utilities Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Select Utilities Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Select Utilities Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Select Utilities Portfolio | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Select Utilities Portfolio | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Utilities Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Select Utilities Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Utilities Portfolio | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Select Utilities Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Select Utilities Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Select Transportation Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Select Transportation Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Select Transportation Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Select Transportation Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Select Transportation Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Select Transportation Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Select Transportation Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Transportation Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Select Transportation Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Select Transportation Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Select Transportation Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	50.10%
Select Transportation Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Select Transportation Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Select Transportation Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Select Transportation Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Select Transportation Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Select Transportation Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Select Transportation Portfolio | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Select Transportation Portfolio | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Select Transportation Portfolio | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Select Transportation Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	97.20%
Select Transportation Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Select Transportation Portfolio | Panama
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Select Transportation Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	94.90%
Select Transportation Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Select Telecommunications Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Select Telecommunications Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Select Telecommunications Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Telecommunications Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Telecommunications Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Telecommunications Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Select Telecommunications Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Select Telecommunications Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Select Telecommunications Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Select Telecommunications Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Select Telecommunications Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	84.60%
Select Telecommunications Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Select Telecommunications Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Select Telecommunications Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Select Telecommunications Portfolio | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Select Telecommunications Portfolio | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Select Telecommunications Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.00%
Select Telecommunications Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Telecommunications Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Telecommunications Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Advisor Telecommunications Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Telecommunications Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Telecommunications Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Telecommunications Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Telecommunications Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Telecommunications Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Telecommunications Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Telecommunications Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Telecommunications Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	84.60%
Fidelity Advisor Telecommunications Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Telecommunications Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Telecommunications Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Advisor Telecommunications Fund - Class Z | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Telecommunications Fund - Class Z | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Telecommunications Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.00%
Fidelity Advisor Telecommunications Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Telecommunications Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Telecommunications Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Advisor Telecommunications Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Telecommunications Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Telecommunications Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Telecommunications Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Telecommunications Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Telecommunications Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Telecommunications Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Telecommunications Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Telecommunications Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	84.60%
Fidelity Advisor Telecommunications Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Telecommunications Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Telecommunications Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Advisor Telecommunications Fund - Class M | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Telecommunications Fund - Class M | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Telecommunications Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.00%
Fidelity Advisor Telecommunications Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Telecommunications Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Telecommunications Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Advisor Telecommunications Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Telecommunications Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Telecommunications Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Telecommunications Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Telecommunications Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Telecommunications Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Telecommunications Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Telecommunications Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Telecommunications Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	84.60%
Fidelity Advisor Telecommunications Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Telecommunications Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Telecommunications Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Advisor Telecommunications Fund - Class I | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Telecommunications Fund - Class I | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Telecommunications Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.00%
Fidelity Advisor Telecommunications Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Telecommunications Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Telecommunications Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Advisor Telecommunications Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Telecommunications Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Telecommunications Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Telecommunications Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Telecommunications Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Telecommunications Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Telecommunications Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Telecommunications Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Telecommunications Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	84.60%
Fidelity Advisor Telecommunications Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Telecommunications Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Telecommunications Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Advisor Telecommunications Fund - Class C | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Telecommunications Fund - Class C | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Telecommunications Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.00%
Fidelity Advisor Telecommunications Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Telecommunications Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Telecommunications Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Advisor Telecommunications Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Telecommunications Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Telecommunications Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Telecommunications Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Telecommunications Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Telecommunications Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Telecommunications Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Telecommunications Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Telecommunications Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	84.60%
Fidelity Advisor Telecommunications Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Telecommunications Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Telecommunications Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Advisor Telecommunications Fund - Class A | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Telecommunications Fund - Class A | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Telecommunications Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.00%
Fidelity Advisor Telecommunications Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Select Technology Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Select Technology Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Select Technology Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Select Technology Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Select Technology Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Select Technology Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Select Technology Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Select Technology Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Select Technology Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Select Technology Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Select Technology Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	49.50%
Select Technology Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Select Technology Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Select Technology Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Select Technology Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Select Technology Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Select Technology Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Select Technology Portfolio | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Select Technology Portfolio | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Select Technology Portfolio | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Select Technology Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	90.20%
Select Technology Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Select Technology Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Select Technology Portfolio | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Select Technology Portfolio | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Select Technology Portfolio | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Technology Portfolio | India
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Technology Portfolio | Estonia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Technology Portfolio | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Technology Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.70%
Select Technology Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Select Technology Portfolio | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Select Technology Portfolio | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Technology Portfolio | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Tech Hardware Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Select Tech Hardware Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Select Tech Hardware Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Select Tech Hardware Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Select Tech Hardware Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Select Tech Hardware Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Tech Hardware Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Select Tech Hardware Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Select Tech Hardware Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Select Tech Hardware Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Select Tech Hardware Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	35.40%
Select Tech Hardware Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Select Tech Hardware Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Select Tech Hardware Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Select Tech Hardware Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Select Tech Hardware Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Select Tech Hardware Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Select Tech Hardware Portfolio | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Select Tech Hardware Portfolio | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Select Tech Hardware Portfolio | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Select Tech Hardware Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	66.80%
Select Tech Hardware Portfolio | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Select Tech Hardware Portfolio | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Select Tech Hardware Portfolio | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Select Tech Hardware Portfolio | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Select Tech Hardware Portfolio | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Select Tech Hardware Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Select Tech Hardware Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Select Tech Hardware Portfolio | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Select Software and IT Services Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Select Software and IT Services Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Select Software and IT Services Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Select Software and IT Services Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Select Software and IT Services Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Select Software and IT Services Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Select Software and IT Services Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Select Software and IT Services Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Select Software and IT Services Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Select Software and IT Services Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Select Software and IT Services Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	80.10%
Select Software and IT Services Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Select Software and IT Services Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Select Software and IT Services Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Select Software and IT Services Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Select Software and IT Services Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Select Software and IT Services Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Select Software and IT Services Portfolio | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Software and IT Services Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Select Software and IT Services Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Select Software and IT Services Portfolio | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Semiconductors Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Select Semiconductors Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Select Semiconductors Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Select Semiconductors Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Select Semiconductors Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Select Semiconductors Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Semiconductors Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Semiconductors Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Semiconductors Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Select Semiconductors Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Select Semiconductors Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	88.30%
Select Semiconductors Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Select Semiconductors Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Select Semiconductors Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Semiconductors Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Semiconductors Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Semiconductors Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Semiconductors Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	84.90%
Select Semiconductors Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Semiconductors Portfolio | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Select Semiconductors Portfolio | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Select Semiconductors Portfolio | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Select Semiconductors Portfolio | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Select Semiconductors Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Select Semiconductors Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Select Semiconductors Portfolio | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Select Semiconductors Portfolio | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Semiconductors Portfolio | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Retailing Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Select Retailing Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Select Retailing Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Select Retailing Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Select Retailing Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Select Retailing Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Select Retailing Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Select Retailing Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Select Retailing Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Select Retailing Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Select Retailing Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Select Retailing Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Select Retailing Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Select Retailing Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Select Retailing Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Retailing Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	95.60%
Select Retailing Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Select Retailing Portfolio | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Select Retailing Portfolio | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Select Retailing Portfolio | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Select Retailing Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Select Retailing Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Select Pharmaceuticals Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Select Pharmaceuticals Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Select Pharmaceuticals Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Select Pharmaceuticals Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Select Pharmaceuticals Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Pharmaceuticals Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Pharmaceuticals Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Select Pharmaceuticals Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Select Pharmaceuticals Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Select Pharmaceuticals Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Select Pharmaceuticals Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	79.10%
Select Pharmaceuticals Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Select Pharmaceuticals Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Pharmaceuticals Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Pharmaceuticals Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Pharmaceuticals Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	84.20%
Select Pharmaceuticals Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Select Pharmaceuticals Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Pharmaceuticals Portfolio | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Select Pharmaceuticals Portfolio | Belgium
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Select Pharmaceuticals Portfolio | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Select Pharmaceuticals Portfolio | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Select Pharmaceuticals Portfolio | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Select Pharmaceuticals Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Select Pharmaceuticals Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Select Pharmaceuticals Portfolio | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Pharmaceuticals Portfolio | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Medical Technology and Devices Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Select Medical Technology and Devices Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Select Medical Technology and Devices Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Select Medical Technology and Devices Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Select Medical Technology and Devices Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Select Medical Technology and Devices Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Medical Technology and Devices Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Medical Technology and Devices Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Select Medical Technology and Devices Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Select Medical Technology and Devices Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Select Medical Technology and Devices Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	49.20%
Select Medical Technology and Devices Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Select Medical Technology and Devices Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Select Medical Technology and Devices Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Select Medical Technology and Devices Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Select Medical Technology and Devices Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Select Medical Technology and Devices Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Medical Technology and Devices Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Select Medical Technology and Devices Portfolio | China
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Medical Technology and Devices Portfolio | France
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Select Medical Technology and Devices Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	94.90%
Select Medical Technology and Devices Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Select Medical Technology and Devices Portfolio | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Select Medical Technology and Devices Portfolio | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Materials Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Select Materials Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Select Materials Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Select Materials Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Select Materials Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Select Materials Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Select Materials Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Select Materials Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Select Materials Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Select Materials Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Select Materials Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Select Materials Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Select Materials Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Select Materials Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Select Materials Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Select Materials Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Select Materials Portfolio | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Select Materials Portfolio | Zambia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Select Materials Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Select Materials Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Materials Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Materials Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Materials Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Materials Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Materials Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Materials Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Materials Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Materials Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Materials Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Materials Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Materials Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Materials Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Fidelity Advisor Materials Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Materials Fund - Class Z | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Materials Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Fidelity Advisor Materials Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Materials Fund - Class Z | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Materials Fund - Class Z | Zambia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Materials Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity Advisor Materials Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Materials Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Materials Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Materials Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Materials Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Materials Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Materials Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Materials Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Materials Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Materials Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Materials Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Materials Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Materials Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Fidelity Advisor Materials Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Materials Fund - Class M | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Materials Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Fidelity Advisor Materials Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Materials Fund - Class M | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Materials Fund - Class M | Zambia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Materials Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity Advisor Materials Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Materials Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Materials Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Materials Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Materials Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Materials Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Materials Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Materials Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Materials Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Materials Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Materials Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Materials Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Materials Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Fidelity Advisor Materials Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Materials Fund - Class I | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Materials Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Fidelity Advisor Materials Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Materials Fund - Class I | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Materials Fund - Class I | Zambia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Materials Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity Advisor Materials Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Materials Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Materials Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Materials Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Materials Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Materials Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Materials Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Materials Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Materials Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Materials Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Materials Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Materials Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Materials Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Fidelity Advisor Materials Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Materials Fund - Class C | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Materials Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Fidelity Advisor Materials Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Materials Fund - Class C | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Materials Fund - Class C | Zambia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Materials Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity Advisor Materials Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Materials Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Materials Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Materials Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Materials Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Materials Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Materials Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Materials Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Materials Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Materials Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Materials Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Materials Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Materials Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Fidelity Advisor Materials Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Materials Fund - Class A | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Materials Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Fidelity Advisor Materials Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Materials Fund - Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Materials Fund - Class A | Zambia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Materials Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity Advisor Materials Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Select Leisure Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Select Leisure Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Select Leisure Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Select Leisure Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Select Leisure Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Select Leisure Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Select Leisure Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Leisure Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Leisure Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Select Leisure Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Select Leisure Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	91.90%
Select Leisure Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Select Leisure Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Select Leisure Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Select Leisure Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Select Leisure Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Select Leisure Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Select Leisure Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Select Leisure Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Select Leisure Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Select Insurance Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Select Insurance Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Select Insurance Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Select Insurance Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Select Insurance Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Select Insurance Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Select Insurance Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Insurance Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Insurance Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Select Insurance Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Select Insurance Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Select Insurance Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Select Insurance Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Select Insurance Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Select Insurance Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Select Insurance Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Select Health Care Services Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Select Health Care Services Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Select Health Care Services Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Select Health Care Services Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Select Health Care Services Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Select Health Care Services Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Select Health Care Services Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Select Health Care Services Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Select Health Care Services Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Select Health Care Services Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Select Health Care Services Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Select Health Care Services Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Select Health Care Services Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Health Care Services Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Select Health Care Services Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Select Health Care Services Portfolio | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Select Health Care Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Select Health Care Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Select Health Care Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Select Health Care Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Select Health Care Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Select Health Care Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Select Health Care Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Select Health Care Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Select Health Care Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Select Health Care Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Select Health Care Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	38.80%
Select Health Care Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Select Health Care Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Select Health Care Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Select Health Care Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Select Health Care Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Select Health Care Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Health Care Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	88.80%
Select Health Care Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Select Health Care Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Health Care Portfolio | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Select Health Care Portfolio | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Select Health Care Portfolio | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Select Health Care Portfolio | China
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Health Care Portfolio | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Health Care Portfolio | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Select Health Care Portfolio | France
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Select Health Care Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Select Health Care Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Health Care Portfolio | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Select Health Care Portfolio | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Gold Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Select Gold Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Select Gold Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Select Gold Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Select Gold Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Select Gold Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Select Gold Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Select Gold Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Select Gold Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Select Gold Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Select Gold Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Select Gold Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Select Gold Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Select Gold Portfolio | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Select Gold Portfolio | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Select Gold Portfolio | China
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Select Gold Portfolio | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Select Gold Portfolio | Burkina Faso
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Select Gold Portfolio | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Select Gold Portfolio | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Select Gold Portfolio | CotedIvoireMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Select Gold Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Select Gold Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Select Gold Portfolio | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Gold Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Gold Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Gold Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Gold Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Gold Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Gold Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Gold Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Gold Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Gold Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Gold Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Gold Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Advisor Gold Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor Gold Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Gold Fund - Class Z | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Gold Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Gold Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Gold Fund - Class Z | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Gold Fund - Class Z | Burkina Faso
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Gold Fund - Class Z | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Gold Fund - Class Z | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Gold Fund - Class Z | CotedIvoireMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Gold Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Advisor Gold Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Gold Fund - Class Z | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Gold Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Gold Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Gold Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Gold Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Gold Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Gold Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Gold Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Gold Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Gold Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Gold Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Gold Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Advisor Gold Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor Gold Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Gold Fund - Class M | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Gold Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Gold Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Gold Fund - Class M | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Gold Fund - Class M | Burkina Faso
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Gold Fund - Class M | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Gold Fund - Class M | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Gold Fund - Class M | CotedIvoireMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Gold Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Advisor Gold Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Gold Fund - Class M | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Gold Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Gold Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Gold Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Gold Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Gold Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Gold Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Gold Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Gold Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Gold Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Gold Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Gold Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Advisor Gold Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor Gold Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Gold Fund - Class I | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Gold Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Gold Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Gold Fund - Class I | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Gold Fund - Class I | Burkina Faso
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Gold Fund - Class I | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Gold Fund - Class I | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Gold Fund - Class I | CotedIvoireMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Gold Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Advisor Gold Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Gold Fund - Class I | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Gold Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Gold Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Gold Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Gold Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Gold Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Gold Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Gold Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Gold Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Gold Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Gold Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Gold Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Advisor Gold Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor Gold Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Gold Fund - Class C | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Gold Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Gold Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Gold Fund - Class C | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Gold Fund - Class C | Burkina Faso
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Gold Fund - Class C | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Gold Fund - Class C | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Gold Fund - Class C | CotedIvoireMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Gold Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Advisor Gold Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Gold Fund - Class C | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Gold Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Gold Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Gold Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Gold Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Gold Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Gold Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Gold Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Gold Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Gold Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Gold Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Gold Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Advisor Gold Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor Gold Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Gold Fund - Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Gold Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Gold Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Gold Fund - Class A | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Gold Fund - Class A | Burkina Faso
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Gold Fund - Class A | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Gold Fund - Class A | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Gold Fund - Class A | CotedIvoireMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Gold Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Advisor Gold Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Gold Fund - Class A | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Financials Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Select Financials Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Select Financials Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Select Financials Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Select Financials Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Select Financials Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Select Financials Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Select Financials Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Select Financials Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Select Financials Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Select Financials Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Select Financials Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Select Financials Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Select Financials Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Select Financials Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Select Financials Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Select Financials Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Select Financials Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Select Financials Portfolio | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Select Financials Portfolio | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Select Financials Portfolio | France
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Select Financials Portfolio | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Select Financials Portfolio | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Select Financials Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.80%
Select FinTech Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Select FinTech Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Select FinTech Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Select FinTech Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Select FinTech Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Select FinTech Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Select FinTech Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Select FinTech Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Select FinTech Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Select FinTech Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Select FinTech Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	50.50%
Select FinTech Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Select FinTech Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Select FinTech Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Select FinTech Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Select FinTech Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Select FinTech Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	80.40%
Select FinTech Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Select FinTech Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Select FinTech Portfolio | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Select FinTech Portfolio | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Select FinTech Portfolio | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Select FinTech Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Select FinTech Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Enterprise Technology Services Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Select Enterprise Technology Services Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Select Enterprise Technology Services Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Select Enterprise Technology Services Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Select Enterprise Technology Services Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Select Enterprise Technology Services Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Select Enterprise Technology Services Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Select Enterprise Technology Services Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Select Enterprise Technology Services Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Select Enterprise Technology Services Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Select Enterprise Technology Services Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	53.70%
Select Enterprise Technology Services Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Select Enterprise Technology Services Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Select Enterprise Technology Services Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Select Enterprise Technology Services Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Select Enterprise Technology Services Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Select Enterprise Technology Services Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Select Enterprise Technology Services Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Select Energy Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Select Energy Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Select Energy Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Select Energy Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Select Energy Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Select Energy Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Select Energy Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Select Energy Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Select Energy Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Select Energy Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Select Energy Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	80.50%
Select Energy Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Select Energy Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Select Energy Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	86.30%
Select Energy Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Select Energy Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Select Energy Portfolio | France
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Energy Portfolio | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Energy Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Select Energy Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Select Defense and Aerospace Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Select Defense and Aerospace Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Select Defense and Aerospace Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Select Defense and Aerospace Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Defense and Aerospace Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Select Defense and Aerospace Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Select Defense and Aerospace Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Select Defense and Aerospace Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Select Defense and Aerospace Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Select Defense and Aerospace Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Select Defense and Aerospace Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Select Defense and Aerospace Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Select Defense and Aerospace Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	94.00%
Select Defense and Aerospace Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Select Defense and Aerospace Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Select Defense and Aerospace Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Select Defense and Aerospace Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Select Consumer Staples Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Select Consumer Staples Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Select Consumer Staples Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Select Consumer Staples Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Select Consumer Staples Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Select Consumer Staples Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Consumer Staples Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Select Consumer Staples Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Select Consumer Staples Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Select Consumer Staples Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Select Consumer Staples Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Select Consumer Staples Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Select Consumer Staples Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Select Consumer Staples Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Select Consumer Staples Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Select Consumer Staples Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Select Consumer Staples Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Select Consumer Staples Portfolio | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Consumer Staples Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	94.70%
Select Consumer Staples Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Select Consumer Staples Portfolio | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Consumer Staples Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Select Consumer Staples Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Consumer Staples Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Consumer Staples Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor Consumer Staples Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Consumer Staples Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Consumer Staples Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Consumer Staples Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Consumer Staples Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Consumer Staples Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Consumer Staples Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Consumer Staples Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Consumer Staples Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Fidelity Advisor Consumer Staples Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Fidelity Advisor Consumer Staples Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Consumer Staples Fund - Class Z | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Consumer Staples Fund - Class Z | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Consumer Staples Fund - Class Z | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Consumer Staples Fund - Class Z | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Consumer Staples Fund - Class Z | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Consumer Staples Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	94.70%
Fidelity Advisor Consumer Staples Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Consumer Staples Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Consumer Staples Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Advisor Consumer Staples Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Consumer Staples Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Consumer Staples Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor Consumer Staples Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Consumer Staples Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Consumer Staples Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Consumer Staples Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Consumer Staples Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Consumer Staples Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Consumer Staples Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Consumer Staples Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Consumer Staples Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Fidelity Advisor Consumer Staples Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Fidelity Advisor Consumer Staples Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Consumer Staples Fund - Class M | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Consumer Staples Fund - Class M | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Consumer Staples Fund - Class M | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Consumer Staples Fund - Class M | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Consumer Staples Fund - Class M | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Consumer Staples Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	94.70%
Fidelity Advisor Consumer Staples Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Consumer Staples Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Consumer Staples Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Advisor Consumer Staples Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Consumer Staples Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Consumer Staples Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor Consumer Staples Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Consumer Staples Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Consumer Staples Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Consumer Staples Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Consumer Staples Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Consumer Staples Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Consumer Staples Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Consumer Staples Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Consumer Staples Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Fidelity Advisor Consumer Staples Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Fidelity Advisor Consumer Staples Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Consumer Staples Fund - Class I | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Consumer Staples Fund - Class I | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Consumer Staples Fund - Class I | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Consumer Staples Fund - Class I | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Consumer Staples Fund - Class I | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Consumer Staples Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	94.70%
Fidelity Advisor Consumer Staples Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Consumer Staples Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Consumer Staples Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Advisor Consumer Staples Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Consumer Staples Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Consumer Staples Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor Consumer Staples Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Consumer Staples Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Consumer Staples Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Consumer Staples Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Consumer Staples Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Consumer Staples Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Consumer Staples Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Consumer Staples Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Consumer Staples Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Fidelity Advisor Consumer Staples Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Fidelity Advisor Consumer Staples Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Consumer Staples Fund - Class C | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Consumer Staples Fund - Class C | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Consumer Staples Fund - Class C | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Consumer Staples Fund - Class C | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Consumer Staples Fund - Class C | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Consumer Staples Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	94.70%
Fidelity Advisor Consumer Staples Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Consumer Staples Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Consumer Staples Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Advisor Consumer Staples Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Consumer Staples Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Consumer Staples Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor Consumer Staples Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Consumer Staples Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Consumer Staples Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Consumer Staples Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Consumer Staples Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Consumer Staples Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Consumer Staples Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Consumer Staples Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Consumer Staples Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Fidelity Advisor Consumer Staples Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Fidelity Advisor Consumer Staples Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Consumer Staples Fund - Class A | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Consumer Staples Fund - Class A | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Consumer Staples Fund - Class A | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Consumer Staples Fund - Class A | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Consumer Staples Fund - Class A | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Consumer Staples Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	94.70%
Fidelity Advisor Consumer Staples Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Consumer Staples Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Consumer Staples Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Advisor Consumer Staples Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Consumer Discretionary Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Select Consumer Discretionary Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Select Consumer Discretionary Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Select Consumer Discretionary Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Select Consumer Discretionary Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Select Consumer Discretionary Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Select Consumer Discretionary Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Select Consumer Discretionary Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Select Consumer Discretionary Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Select Consumer Discretionary Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Select Consumer Discretionary Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Select Consumer Discretionary Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Select Consumer Discretionary Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Select Consumer Discretionary Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Select Consumer Discretionary Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Select Consumer Discretionary Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Consumer Discretionary Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Select Consumer Discretionary Portfolio | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Select Consumer Discretionary Portfolio | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Select Consumer Discretionary Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Select Consumer Discretionary Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Select Consumer Discretionary Portfolio | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Select Consumer Discretionary Portfolio | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Select Consumer Discretionary Portfolio | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Select Consumer Discretionary Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Select Consumer Discretionary Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Select Construction and Housing Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Select Construction and Housing Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Select Construction and Housing Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Select Construction and Housing Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Select Construction and Housing Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Select Construction and Housing Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Select Construction and Housing Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Select Construction and Housing Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Select Construction and Housing Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Select Construction and Housing Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Select Construction and Housing Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Select Construction and Housing Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Select Construction and Housing Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Select Construction and Housing Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Select Construction and Housing Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Select Construction and Housing Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Select Construction and Housing Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Select Construction and Housing Portfolio | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Construction and Housing Portfolio | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Select Construction and Housing Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Select Construction and Housing Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Select Construction and Housing Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Communication Services Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Select Communication Services Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Select Communication Services Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Communication Services Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Communication Services Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Communication Services Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Select Communication Services Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Select Communication Services Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Select Communication Services Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Select Communication Services Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Select Communication Services Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Select Communication Services Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Select Communication Services Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Select Communication Services Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Select Communication Services Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Select Communication Services Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Select Communication Services Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Select Communication Services Portfolio | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Select Communication Services Portfolio | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Select Communication Services Portfolio | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Select Communication Services Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Select Communication Services Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Communication Services Portfolio | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Select Communication Services Portfolio | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Select Communication Services Portfolio | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Select Communication Services Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Select Communication Services Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Select Communication Services Portfolio | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Communication Services Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor Communication Services Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor Communication Services Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Communication Services Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Communication Services Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Communication Services Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Communication Services Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Communication Services Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Communication Services Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Communication Services Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Communication Services Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Fidelity Advisor Communication Services Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Communication Services Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Communication Services Fund - Class Z | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Communication Services Fund - Class Z | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Communication Services Fund - Class Z | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Communication Services Fund - Class Z | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Communication Services Fund - Class Z | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Communication Services Fund - Class Z | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Communication Services Fund - Class Z | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Communication Services Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Fidelity Advisor Communication Services Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Communication Services Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Communication Services Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Communication Services Fund - Class Z | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Communication Services Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity Advisor Communication Services Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Communication Services Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Communication Services Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor Communication Services Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor Communication Services Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Communication Services Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Communication Services Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Communication Services Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Communication Services Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Communication Services Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Communication Services Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Communication Services Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Communication Services Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Fidelity Advisor Communication Services Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Communication Services Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Communication Services Fund - Class M | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Communication Services Fund - Class M | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Communication Services Fund - Class M | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Communication Services Fund - Class M | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Communication Services Fund - Class M | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Communication Services Fund - Class M | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Communication Services Fund - Class M | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Communication Services Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Fidelity Advisor Communication Services Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Communication Services Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Communication Services Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Communication Services Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Communication Services Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity Advisor Communication Services Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Communication Services Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Communication Services Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor Communication Services Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor Communication Services Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Communication Services Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Communication Services Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Communication Services Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Communication Services Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Communication Services Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Communication Services Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Communication Services Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Communication Services Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Fidelity Advisor Communication Services Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Communication Services Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Communication Services Fund - Class I | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Communication Services Fund - Class I | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Communication Services Fund - Class I | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Communication Services Fund - Class I | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Communication Services Fund - Class I | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Communication Services Fund - Class I | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Communication Services Fund - Class I | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Communication Services Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Fidelity Advisor Communication Services Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Communication Services Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Communication Services Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Communication Services Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Communication Services Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity Advisor Communication Services Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Communication Services Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Communication Services Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor Communication Services Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor Communication Services Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Communication Services Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Communication Services Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Communication Services Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Communication Services Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Communication Services Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Communication Services Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Communication Services Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Communication Services Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Fidelity Advisor Communication Services Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Communication Services Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Communication Services Fund - Class C | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Communication Services Fund - Class C | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Communication Services Fund - Class C | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Communication Services Fund - Class C | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Communication Services Fund - Class C | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Communication Services Fund - Class C | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Communication Services Fund - Class C | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Communication Services Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Fidelity Advisor Communication Services Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Communication Services Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Communication Services Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Communication Services Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Communication Services Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity Advisor Communication Services Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Communication Services Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Communication Services Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor Communication Services Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor Communication Services Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Communication Services Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Communication Services Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Communication Services Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Communication Services Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Communication Services Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Communication Services Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Communication Services Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Communication Services Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Fidelity Advisor Communication Services Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Communication Services Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Communication Services Fund - Class A | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Communication Services Fund - Class A | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Communication Services Fund - Class A | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Communication Services Fund - Class A | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Communication Services Fund - Class A | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Communication Services Fund - Class A | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Communication Services Fund - Class A | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Communication Services Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Fidelity Advisor Communication Services Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Communication Services Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Communication Services Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Communication Services Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Communication Services Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity Advisor Communication Services Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Communication Services Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Select Chemicals Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Select Chemicals Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Select Chemicals Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Select Chemicals Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Chemicals Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Chemicals Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Select Chemicals Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Select Chemicals Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Select Chemicals Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Select Chemicals Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Select Chemicals Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Select Chemicals Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Select Chemicals Portfolio | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Chemicals Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Select Chemicals Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Select Brokerage and Investment Management Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Select Brokerage and Investment Management Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Select Brokerage and Investment Management Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Select Brokerage and Investment Management Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Select Brokerage and Investment Management Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Select Brokerage and Investment Management Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Select Brokerage and Investment Management Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Select Brokerage and Investment Management Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Select Brokerage and Investment Management Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Select Brokerage and Investment Management Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Select Brokerage and Investment Management Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	93.90%
Select Brokerage and Investment Management Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Select Brokerage and Investment Management Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Select Brokerage and Investment Management Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Select Brokerage and Investment Management Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Select Brokerage and Investment Management Portfolio | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Brokerage and Investment Management Portfolio | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Select Brokerage and Investment Management Portfolio | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Brokerage and Investment Management Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Select Brokerage and Investment Management Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Select Biotechnology Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Select Biotechnology Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Select Biotechnology Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Select Biotechnology Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Select Biotechnology Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Select Biotechnology Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Select Biotechnology Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Select Biotechnology Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Select Biotechnology Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Select Biotechnology Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Select Biotechnology Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	90.10%
Select Biotechnology Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Select Biotechnology Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Select Biotechnology Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Biotechnology Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Biotechnology Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Biotechnology Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Biotechnology Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	88.80%
Select Biotechnology Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Biotechnology Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Biotechnology Portfolio | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Select Biotechnology Portfolio | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Select Biotechnology Portfolio | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Select Biotechnology Portfolio | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Select Biotechnology Portfolio | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Select Biotechnology Portfolio | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Select Biotechnology Portfolio | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Select Biotechnology Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Select Biotechnology Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Biotechnology Portfolio | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Select Banking Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Select Banking Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Select Banking Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Select Banking Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Select Banking Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Select Banking Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Banking Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Select Banking Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Select Banking Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Select Banking Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Select Banking Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Select Banking Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Select Banking Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Banking Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	97.20%
Select Banking Portfolio | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Select Banking Portfolio | Cyprus
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Banking Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Select Banking Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Automotive Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Select Automotive Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Select Automotive Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Select Automotive Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Select Automotive Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Automotive Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Automotive Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Automotive Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Select Automotive Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Select Automotive Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Select Automotive Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Select Automotive Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Select Automotive Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Select Automotive Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Select Automotive Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Select Automotive Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Select Automotive Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Select Automotive Portfolio | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Select Automotive Portfolio | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Select Automotive Portfolio | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Automotive Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	72.50%
Select Automotive Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Select Automotive Portfolio | China
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Select Automotive Portfolio | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Select Automotive Portfolio | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Select Automotive Portfolio | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Select Automotive Portfolio | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Select Automotive Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Select Automotive Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Select Automotive Portfolio | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Natural Resources Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Natural Resources Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Natural Resources Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Natural Resources Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Natural Resources Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Natural Resources Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Natural Resources Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Natural Resources Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Natural Resources Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Natural Resources Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Natural Resources Fund | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	65.50%
Fidelity Natural Resources Fund | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Natural Resources Fund | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Natural Resources Fund | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Natural Resources Fund | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Natural Resources Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	61.50%
Fidelity Natural Resources Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Fidelity Natural Resources Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Natural Resources Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Natural Resources Fund | Zambia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Natural Resources Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Natural Resources Fund | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Natural Resources Fund | Portugal
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Natural Resources Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Natural Resources Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Environment and Alternative Energy Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Environment and Alternative Energy Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Environment and Alternative Energy Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Environment and Alternative Energy Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Environment and Alternative Energy Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Environment and Alternative Energy Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Environment and Alternative Energy Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Environment and Alternative Energy Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Environment and Alternative Energy Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Environment and Alternative Energy Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Environment and Alternative Energy Fund | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Environment and Alternative Energy Fund | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Environment and Alternative Energy Fund | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Environment and Alternative Energy Fund | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Environment and Alternative Energy Fund | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Environment and Alternative Energy Fund | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Environment and Alternative Energy Fund | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Environment and Alternative Energy Fund | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Environment and Alternative Energy Fund | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Environment and Alternative Energy Fund | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Fidelity Environment and Alternative Energy Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	91.20%
Fidelity Environment and Alternative Energy Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Environment and Alternative Energy Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Environment and Alternative Energy Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Environment and Alternative Energy Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Environment and Alternative Energy Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Fidelity Environment and Alternative Energy Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Environment and Alternative Energy Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Utilities Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Utilities Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Utilities Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Utilities Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Utilities Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Utilities Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Utilities Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Utilities Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Utilities Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Utilities Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Utilities Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	68.40%
Fidelity Advisor Utilities Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Utilities Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Utilities Fund - Class A | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Utilities Fund - Class A | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Utilities Fund - Class A | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Utilities Fund - Class A | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Utilities Fund - Class A | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Utilities Fund - Class A | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Utilities Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Advisor Utilities Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Utilities Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Utilities Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Fidelity Advisor Utilities Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Utilities Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Utilities Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Utilities Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Utilities Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Utilities Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Utilities Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Utilities Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Utilities Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Utilities Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Utilities Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Utilities Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	68.40%
Fidelity Advisor Utilities Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Utilities Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Utilities Fund - Class M | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Utilities Fund - Class M | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Utilities Fund - Class M | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Utilities Fund - Class M | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Utilities Fund - Class M | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Utilities Fund - Class M | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Utilities Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Advisor Utilities Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Utilities Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Utilities Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Fidelity Advisor Utilities Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Utilities Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Utilities Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Utilities Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Utilities Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Utilities Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Utilities Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Utilities Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Utilities Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Utilities Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Utilities Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Utilities Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	68.40%
Fidelity Advisor Utilities Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Utilities Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Utilities Fund - Class C | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Utilities Fund - Class C | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Utilities Fund - Class C | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Utilities Fund - Class C | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Utilities Fund - Class C | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Utilities Fund - Class C | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Utilities Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Advisor Utilities Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Utilities Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Utilities Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Fidelity Advisor Utilities Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Utilities Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Utilities Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Utilities Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Utilities Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Utilities Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Utilities Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Utilities Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Utilities Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Utilities Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Utilities Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Utilities Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	68.40%
Fidelity Advisor Utilities Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Utilities Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Utilities Fund - Class I | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Utilities Fund - Class I | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Utilities Fund - Class I | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Utilities Fund - Class I | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Utilities Fund - Class I | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Utilities Fund - Class I | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Utilities Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Advisor Utilities Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Utilities Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Utilities Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Fidelity Advisor Utilities Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Utilities Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Utilities Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Utilities Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Utilities Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Utilities Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Utilities Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Utilities Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Utilities Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Utilities Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Utilities Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Utilities Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	68.40%
Fidelity Advisor Utilities Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Utilities Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Utilities Fund - Class Z | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Utilities Fund - Class Z | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Utilities Fund - Class Z | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Utilities Fund - Class Z | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Utilities Fund - Class Z | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Utilities Fund - Class Z | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Utilities Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Advisor Utilities Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Utilities Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Utilities Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Fidelity Advisor Utilities Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Technology Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Advisor Technology Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Technology Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Technology Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Technology Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Technology Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Technology Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Technology Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Technology Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Technology Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Technology Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	49.50%
Fidelity Advisor Technology Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Advisor Technology Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Advisor Technology Fund - Class A | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Technology Fund - Class A | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Technology Fund - Class A | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Technology Fund - Class A | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Technology Fund - Class A | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Technology Fund - Class A | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Technology Fund - Class A | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Technology Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	90.20%
Fidelity Advisor Technology Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Technology Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Technology Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Technology Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Technology Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Technology Fund - Class A | India
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Technology Fund - Class A | Estonia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class A | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.70%
Fidelity Advisor Technology Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Technology Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Technology Fund - Class A | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Advisor Technology Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Technology Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Technology Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Technology Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Technology Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Technology Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Technology Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Technology Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Technology Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Technology Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	49.50%
Fidelity Advisor Technology Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Advisor Technology Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Advisor Technology Fund - Class M | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Technology Fund - Class M | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Technology Fund - Class M | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Technology Fund - Class M | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Technology Fund - Class M | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Technology Fund - Class M | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Technology Fund - Class M | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Technology Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	90.20%
Fidelity Advisor Technology Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Technology Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Technology Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Technology Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Technology Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Technology Fund - Class M | India
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Technology Fund - Class M | Estonia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class M | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.70%
Fidelity Advisor Technology Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Technology Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Technology Fund - Class M | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Advisor Technology Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Technology Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Technology Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Technology Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Technology Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Technology Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Technology Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Technology Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Technology Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Technology Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	49.50%
Fidelity Advisor Technology Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Advisor Technology Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Advisor Technology Fund - Class C | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Technology Fund - Class C | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Technology Fund - Class C | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Technology Fund - Class C | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Technology Fund - Class C | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Technology Fund - Class C | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Technology Fund - Class C | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Technology Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	90.20%
Fidelity Advisor Technology Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Technology Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Technology Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Technology Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Technology Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Technology Fund - Class C | India
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Technology Fund - Class C | Estonia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class C | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.70%
Fidelity Advisor Technology Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Technology Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Technology Fund - Class C | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Advisor Technology Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Technology Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Technology Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Technology Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Technology Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Technology Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Technology Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Technology Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Technology Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Technology Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	49.50%
Fidelity Advisor Technology Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Advisor Technology Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Advisor Technology Fund - Class I | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Technology Fund - Class I | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Technology Fund - Class I | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Technology Fund - Class I | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Technology Fund - Class I | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Technology Fund - Class I | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Technology Fund - Class I | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Technology Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	90.20%
Fidelity Advisor Technology Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Technology Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Technology Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Technology Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Technology Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Technology Fund - Class I | India
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Technology Fund - Class I | Estonia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class I | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.70%
Fidelity Advisor Technology Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Technology Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Technology Fund - Class I | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Advisor Technology Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Technology Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Technology Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Technology Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Technology Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Technology Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Technology Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Technology Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Technology Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Technology Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	49.50%
Fidelity Advisor Technology Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Advisor Technology Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Advisor Technology Fund - Class Z | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Technology Fund - Class Z | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Technology Fund - Class Z | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Technology Fund - Class Z | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Technology Fund - Class Z | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Technology Fund - Class Z | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Technology Fund - Class Z | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Technology Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	90.20%
Fidelity Advisor Technology Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Technology Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Technology Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Technology Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Technology Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Technology Fund - Class Z | India
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Technology Fund - Class Z | Estonia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class Z | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.70%
Fidelity Advisor Technology Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Technology Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Technology Fund - Class Z | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Consumer Discretionary Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Consumer Discretionary Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Consumer Discretionary Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Consumer Discretionary Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Consumer Discretionary Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Consumer Discretionary Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Consumer Discretionary Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Consumer Discretionary Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Consumer Discretionary Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Consumer Discretionary Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Consumer Discretionary Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Fidelity Advisor Consumer Discretionary Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Fidelity Advisor Consumer Discretionary Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor Consumer Discretionary Fund - Class A | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Advisor Consumer Discretionary Fund - Class A | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Consumer Discretionary Fund - Class A | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Consumer Discretionary Fund - Class A | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Consumer Discretionary Fund - Class A | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Consumer Discretionary Fund - Class A | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Consumer Discretionary Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Fidelity Advisor Consumer Discretionary Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Consumer Discretionary Fund - Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Consumer Discretionary Fund - Class A | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Consumer Discretionary Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Consumer Discretionary Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Advisor Consumer Discretionary Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Consumer Discretionary Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Consumer Discretionary Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Consumer Discretionary Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Consumer Discretionary Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Consumer Discretionary Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Consumer Discretionary Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Consumer Discretionary Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Consumer Discretionary Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Consumer Discretionary Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Consumer Discretionary Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Consumer Discretionary Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Fidelity Advisor Consumer Discretionary Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Fidelity Advisor Consumer Discretionary Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor Consumer Discretionary Fund - Class M | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Advisor Consumer Discretionary Fund - Class M | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Consumer Discretionary Fund - Class M | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Consumer Discretionary Fund - Class M | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Consumer Discretionary Fund - Class M | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Consumer Discretionary Fund - Class M | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Consumer Discretionary Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Fidelity Advisor Consumer Discretionary Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Consumer Discretionary Fund - Class M | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Consumer Discretionary Fund - Class M | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Consumer Discretionary Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Consumer Discretionary Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Advisor Consumer Discretionary Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Consumer Discretionary Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Consumer Discretionary Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Consumer Discretionary Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Consumer Discretionary Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Consumer Discretionary Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Consumer Discretionary Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Consumer Discretionary Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Consumer Discretionary Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Consumer Discretionary Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Consumer Discretionary Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Consumer Discretionary Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Fidelity Advisor Consumer Discretionary Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Fidelity Advisor Consumer Discretionary Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor Consumer Discretionary Fund - Class C | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Advisor Consumer Discretionary Fund - Class C | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Consumer Discretionary Fund - Class C | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Consumer Discretionary Fund - Class C | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Consumer Discretionary Fund - Class C | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Consumer Discretionary Fund - Class C | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Consumer Discretionary Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Fidelity Advisor Consumer Discretionary Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Consumer Discretionary Fund - Class C | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Consumer Discretionary Fund - Class C | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Consumer Discretionary Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Consumer Discretionary Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Advisor Consumer Discretionary Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Consumer Discretionary Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Consumer Discretionary Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Consumer Discretionary Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Consumer Discretionary Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Consumer Discretionary Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Consumer Discretionary Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Consumer Discretionary Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Consumer Discretionary Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Consumer Discretionary Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Consumer Discretionary Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Consumer Discretionary Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Fidelity Advisor Consumer Discretionary Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Fidelity Advisor Consumer Discretionary Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor Consumer Discretionary Fund - Class I | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Advisor Consumer Discretionary Fund - Class I | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Consumer Discretionary Fund - Class I | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Consumer Discretionary Fund - Class I | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Consumer Discretionary Fund - Class I | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Consumer Discretionary Fund - Class I | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Consumer Discretionary Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Fidelity Advisor Consumer Discretionary Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Consumer Discretionary Fund - Class I | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Consumer Discretionary Fund - Class I | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Consumer Discretionary Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Consumer Discretionary Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Advisor Consumer Discretionary Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Consumer Discretionary Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Fidelity Advisor Consumer Discretionary Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Consumer Discretionary Fund - Class Z | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Consumer Discretionary Fund - Class Z | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Consumer Discretionary Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Consumer Discretionary Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Advisor Consumer Discretionary Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Energy Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Advisor Energy Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Energy Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Energy Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Energy Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Energy Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Energy Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Energy Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Energy Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Energy Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Energy Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	80.50%
Fidelity Advisor Energy Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Energy Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Energy Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	86.30%
Fidelity Advisor Energy Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Energy Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Energy Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Energy Fund - Class A | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Energy Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Advisor Energy Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Energy Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Advisor Energy Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Energy Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Energy Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Energy Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Energy Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Energy Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Energy Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Energy Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Energy Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Energy Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	80.50%
Fidelity Advisor Energy Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Energy Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Energy Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	86.30%
Fidelity Advisor Energy Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Energy Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Energy Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Energy Fund - Class M | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Energy Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Advisor Energy Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Energy Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Advisor Energy Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Energy Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Energy Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Energy Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Energy Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Energy Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Energy Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Energy Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Energy Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Energy Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	80.50%
Fidelity Advisor Energy Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Energy Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Energy Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	86.30%
Fidelity Advisor Energy Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Energy Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Energy Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Energy Fund - Class C | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Energy Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Advisor Energy Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Energy Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Advisor Energy Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Energy Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Energy Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Energy Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Energy Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Energy Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Energy Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Energy Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Energy Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Energy Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	80.50%
Fidelity Advisor Energy Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Energy Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Energy Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	86.30%
Fidelity Advisor Energy Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Energy Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Energy Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Energy Fund - Class I | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Energy Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Advisor Energy Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Energy Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Advisor Energy Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Energy Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Energy Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Energy Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Energy Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Energy Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Energy Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Energy Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Energy Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Energy Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	80.50%
Fidelity Advisor Energy Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Energy Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Energy Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	86.30%
Fidelity Advisor Energy Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Energy Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Energy Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Energy Fund - Class Z | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Energy Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Advisor Energy Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%